Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
A summary of changes in accumulated other comprehensive income (loss) (‘‘AOCIL’’), net of tax during the years ended December 31 follows:

	Unrealized Gains (Losses) on Securities AFS	Unrealized Losses on Securities Transferred to Securities HTM (1)	Dispropor- tionate Tax Effects from Securities AFS	Unrealized Gains (Losses) on Derivative Instruments	Total
	(In thousands)
2024
Balances at beginning of period	$(51,113)	$(15,408)	$(5,798)	$177	$(72,142)
Other comprehensive income (loss) before reclassifications	1,474	2,633	—	(3,326)	781
Amounts reclassified from AOCIL	338	—	—	1,079	1,417
Net current period other comprehensive income	1,812	2,633	—	(2,247)	2,198
Balances at end of period	$(49,301)	$(12,775)	$(5,798)	$(2,070)	$(69,944)

2023
Balances at beginning of period	$(68,742)	$(18,223)	$(5,798)	$—	$(92,763)
Other comprehensive income (loss) before reclassifications	17,454	2,815	—	(168)	20,101
Amounts reclassified from AOCIL	175	—	—	345	520
Net current period other comprehensive income	17,629	2,815	—	177	20,621
Balances at end of period	$(51,113)	$(15,408)	$(5,798)	$177	$(72,142)

2022
Balances at beginning of period	$6,299	$—	$(5,798)	$—	$501
Other comprehensive loss before reclassifications	(75,258)	(18,223)	—	—	(93,481)
Amounts reclassified from AOCIL	217	—	—	—	217
Net current period other comprehensive loss	(75,041)	(18,223)	—	—	(93,264)
Balances at end of period	$(68,742)	$(18,223)	$(5,798)	$—	$(92,763)
(1)Represents the remaining unrealized loss to be accreted on securities that were transferred from AFS to HTM on April 1, 2022.
The disproportionate tax effects from securities AFS arose primarily due to tax effects of other comprehensive income (‘‘OCI’’) in the presence of a valuation allowance against our deferred tax assets and a pretax loss from operations. Generally, the amount of income tax expense or benefit allocated to operations is determined without regard to the tax effects of other categories of income or loss, such as OCI. However, an exception to the general rule is provided when, in the presence of a valuation allowance against deferred tax assets, there is a pretax loss from operations and pretax income from other categories in the current period. In such instances, income from other categories must offset the current loss from operations, the tax benefit of such offset being reflected in operations. Release of material disproportionate tax effects from other comprehensive income to earnings is done by the portfolio method whereby the effects will remain in AOCIL as long as we carry a more than inconsequential portfolio of securities AFS.
A summary of reclassifications out of each component of AOCIL for the years ended December 31 follows:

AOCIL Component	Reclassified From AOCIL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2024
Unrealized gains (losses) on securities available for sale	$(428)	Net losses on securities available for sale
	(90)	Income tax expense
	(338)	Reclassifications, net of tax

Unrealized gains (losses) on derivative instruments
	(1,366)	Interest income
	(287)	Income tax expense
	(1,079)	Reclassifications, net of tax

	$(1,417)	Total reclassifications for the period, net of tax

2023
Unrealized gains (losses) on securities available for sale	$(222)	Net losses on securities available for sale
	(47)	Income tax expense
	(175)	Reclassifications, net of tax

Unrealized gains (losses) on derivative instruments
	(437)	Interest income
	(92)	Income tax expense
	(345)	Reclassifications, net of tax

	$(520)	Total reclassifications for the period, net of tax

2022
Unrealized gains (losses) on securities available for sale	$(275)	Net losses on securities available for sale
	(58)	Income tax expense
	$(217)	Reclassifications, net of tax